Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Cash and cash equivalents
5	Cash and cash equivalents
The breakdown of cash and cash equivalents is as follows:

	December 31, 2023	December 31, 2022
Cash and cash bank deposits	24,962	18,930
Time deposits, investment funds and others	3,073	5,464

Total	28,035	24,394

As at December 31, 2023, 3% of the cash and cash equivalents are in the Cayman Islands (December 31, 2022 - 16%), 72% are in Brazil (December 31, 2022 - 44%), and 25% are distributed among the other subsidiaries of the Group (December 31, 2022 - 40%).